Net Income (Loss) Per Share - Calculation of Basic and Diluted Net Income (Loss) Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Numerator:
Net income (loss)	$ 244	$ (2,249)
Net income (loss) applicable to participating securities	0	0
Net income (loss) applicable to ordinary shareholders - basic	244	(2,249)
Net income (loss)	244	(2,249)
Net income (loss) applicable to participating securities	0	0
Net income (loss) applicable to ordinary shareholders - diluted	$ 244	$ (2,249)
Denominator:
Weighted-average number of ordinary shares used in computing net income (loss) per share applicable to ordinary shareholders - basic	54,287	33,066
Dilutive effect of share equivalents resulting from share options and restricted share units	3,368
Weighted-average number of ordinary shares used in computing net income (loss) per share - diluted	57,655	33,066
Net income (loss) per share applicable to ordinary shareholders:
Basic	$ 0.00	$ (0.07)
Diluted	$ 0.00	$ (0.07)